Schedule of investments

Delaware U.S. Growth Fund January 31, 2020 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 97.83% ✧
Communication Services - 16.61%
Alphabet Class A †	96,589	$138,390,788
Alphabet Class C †	2,325	3,334,585
Charter Communications Class A †	251,059	129,912,990
Netflix †	224,847	77,592,451
Take-Two Interactive Software †	588,849	73,394,139
		422,624,953
Consumer Discretionary - 10.67%
Amazon. com †	48,206	96,832,356
Domino’s Pizza	304,330	85,744,978
Hasbro	871,993	88,829,927
		271,407,261
Consumer Staples - 4.66%
Constellation Brands Class A	630,017	118,632,201
		118,632,201
Financials - 11.52%
Charles Schwab	1,971,214	89,788,798
CME Group	449,310	97,549,694
KKR & Co. Class A	3,314,632	105,736,761
		293,075,253
Healthcare - 11.77%
Illumina †	249,546	72,385,808
IQVIA Holdings †	799,193	124,074,713
UnitedHealth Group	377,784	102,927,251
		299,387,772
Materials - 4.95%
Ball	1,745,035	125,956,626
		125,956,626
Real Estate - 1.84%
Crown Castle International	312,929	46,889,281
		46,889,281
Technology - 35.81%
Applied Materials	1,154,205	66,932,348
Arista Networks †	249,690	55,765,765
Autodesk †	447,959	88,180,729
Mastercard Class A	339,187	107,162,741
Microsoft	1,672,816	284,763,467
PayPal Holdings †	832,119	94,770,033
ServiceNow †	192,994	65,276,361
Visa Class A	745,111	148,254,736
		911,106,180
Total Common Stock (cost $1,799,861,067)		2,489,079,527

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Schedule of investments

Delaware U.S. Growth Fund

	Number of shares	Value (US $)
Short-Term Investments – 3.15%
Money Market Mutual Funds - 3.15%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 1.49%)	16,018,404	$16,018,404
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 1.46%)	16,018,405	16,018,405
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 1.46%)	16,018,404	16,018,404
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 1.45%)	16,018,404	16,018,404
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 1.44%)	16,018,404	16,018,404
Total Short-Term Investments (cost $80,092,021)		80,092,021
Total Value of Securities – 100.98%
(cost $1,879,953,088)		2,569,171,548

Liabilities Net of Receivables and Other Assets – (0.98%)		(24,862,096)
Net Assets Applicable to 106,877,691 Shares Outstanding – 100.00%		$2,544,309,452

✧ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

† Non-income producing security.

GS – Goldman Sachs

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